Other disclosures - Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) - Gross exposure [member] - Loan commitments and financial guarantee contracts [member]
£ in Millions
6 Months Ended
Jun. 30, 2019 GBP (£)
Loan commitments and financial guarantee contracts
Opening balance	£ 265,455
Net transfers between stages	0
Business activity in the year	45,590
Net drawdowns and repayments	(1,633)
Final repayments	(31,509)
Ending balance	277,903
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening balance	248,590
Net transfers between stages	(506)
Business activity in the year	44,043
Net drawdowns and repayments	(2,348)
Final repayments	(27,183)
Ending balance	262,596
Lifetime expected credit losses [member] | Stage 2 [member]
Loan commitments and financial guarantee contracts
Opening balance	16,444
Net transfers between stages	142
Business activity in the year	1,538
Net drawdowns and repayments	997
Final repayments	(4,092)
Ending balance	15,029
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loan commitments and financial guarantee contracts
Opening balance	421
Net transfers between stages	364
Business activity in the year	9
Net drawdowns and repayments	(282)
Final repayments	(234)
Ending balance	£ 278